Condensed Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member] Series E Preferred Stock [Member]	Preferred Stock [Member]	Common Stock [Member]	Deferred Stock Based Compensation [Member]	Additional Paid-in Capital [Member]	Stock Subscription Receivable [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2018				$ 208		$ 6,395,952		$ (10,367,231)	$ (3,971,071)
Balance, shares at Dec. 31, 2018				2,079,898
Stock-based compensation for services						115,715			115,715
Stock-based compensation for services, shares
Series A, preferred stock contractual dividends						(36,000)			(36,000)
Net loss								(681,979)	(681,979)
Ending balance, value at Dec. 31, 2019				$ 208		6,475,667		(11,049,210)	(4,573,335)
Balance, shares at Dec. 31, 2019				2,079,898
Stock-based compensation for services				$ 500	(29,167)	49,980			$ 20,833
Stock-based compensation for services, shares				200,000					200,000
Series A, preferred stock contractual dividends						(8,317)			$ (8,317)
Stock-based compensation expense and stock option modification						24,327			24,327
Net loss								(437,402)	(437,402)
Ending balance, value at Mar. 31, 2020				$ 708	(29,167)	6,541,177		(11,486,612)	(4,973,894)
Balance, shares at Mar. 31, 2020				2,279,898
Beginning balance, value at Dec. 31, 2019				$ 208		6,475,667		(11,049,210)	(4,573,335)
Balance, shares at Dec. 31, 2019				2,079,898
Net loss									(3,734,635)
Ending balance, value at Sep. 30, 2020				$ 1,910		9,046,721		(14,783,844)	(5,735,213)
Balance, shares at Sep. 30, 2020				14,297,967
Beginning balance, value at Dec. 31, 2019				$ 208		6,475,667		(11,049,210)	(4,573,335)
Balance, shares at Dec. 31, 2019				2,079,898
Stock-based compensation for services				$ 175	(148,333)	406,825			258,667
Stock-based compensation for services, shares				1,750,000
Conversion of accrued salary and bonus, director fees, and promissory notes with related parties				$ 211		736,785			$ 736,996
Conversion of accrued salary and bonus, director fees, and promissory notes with related parties, shares				2,111,482					2,111,482
Conversion of debt to Series B preferred stock						156,000			$ 156,000
Conversion of debt to Series B preferred stock, shares			156
Conversion of debenture and promissory note with unrelated parties				$ 22		116,508			$ 116,530
Conversion of debenture and promissory note with unrelated parties, shares				218,686					218,686
Conversion of bridge notes and accrued interest to common stock				$ 1,331		3,016,168			$ 3,017,499
Conversion of bridge notes and accrued interest to common stock, shares				13,312,175					13,312,175
Series A, preferred stock contractual dividends						(35,440)			$ (35,440)
Sale of Series B preferred stock						125,000	(25,000)		$ 100,000
Sale of Series B, preferred stock,shares			125
Balance, shares									17,392,343
Stock-based compensation expense and stock option modification						24,327			$ 24,327
Net loss								(4,862,683)	(4,862,683)
Ending balance, value at Dec. 31, 2020				$ 1,947	(148,333)	11,021,840	(25,000)	(15,911,895)	(5,061,441)
Balance, shares at Dec. 31, 2020	281		281	19,472,241
Beginning balance, value at Mar. 31, 2020				$ 708	(29,167)	6,541,177		(11,486,612)	(4,973,894)
Balance, shares at Mar. 31, 2020				2,279,898
Stock-based compensation for services					25,000				25,000
Stock-based compensation for services, shares
Series A, preferred stock contractual dividends						(8,975)			(8,975)
Net loss								(872,645)	(872,645)
Ending balance, value at Jun. 30, 2020				$ 708	(4,167)	6,532,202		(12,359,257)	(5,830,514)
Balance, shares at Jun. 30, 2020				2,279,898
Stock-based compensation for services				$ 60	4,167	126,940			131,167
Stock-based compensation for services, shares				600,000
Conversion of bridge notes and accrued interest to common stock				$ 1,142		2,396,653			2,397,795
Conversion of bridge notes and accrued interest to common stock, shares				11,418,069
Series A, preferred stock contractual dividends						(9,074)			(9,074)
Net loss								(2,424,588)	(2,424,588)
Ending balance, value at Sep. 30, 2020				$ 1,910		9,046,721		(14,783,844)	(5,735,213)
Balance, shares at Sep. 30, 2020				14,297,967
Beginning balance, value at Dec. 31, 2020				$ 1,947	(148,333)	11,021,840	(25,000)	(15,911,895)	(5,061,441)
Balance, shares at Dec. 31, 2020	281		281	19,472,241
Stock-based compensation for services				$ 25	115,000	537,367			652,392
Stock-based compensation for services, shares				250,000
Conversion of debenture and promissory note with unrelated parties				$ 623		515,005			515,068
Conversion of debenture and promissory note with unrelated parties, shares				632,995
Conversion of bridge notes and accrued interest to common stock				$ 664		4,377,824			4,378,488
Conversion of bridge notes and accrued interest to common stock, shares				6,627,692
Conversion of Series A preferred stock to common stock				$ 75		662,425		(542,500)	120,000
Balance, shares				750,000
Series A, preferred stock contractual dividends						(7,899)			(7,899)
Sale of Series B preferred stock	$ 2					2,195,998	25,000		2,221,000
Sale of Series B, preferred stock,shares	2,196
Issuance of Series B, conversion of notes payable to preferred stock						23,000			23,000
Balance, shares	23
Stock-based compensation to employees and directors		$ 1			(4,141,777)	6,527,999			2,386,223
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures		8,500
Net loss								(4,406,059)	(4,406,059)
Ending balance, value at Mar. 31, 2021	$ 2	$ 1		$ 2,774	(4,175,110)	25,853,559		(20,860,454)	820,772
Balance, shares at Mar. 31, 2021	2,500	8,500		27,732,928
Beginning balance, value at Dec. 31, 2020				$ 1,947	(148,333)	11,021,840	(25,000)	(15,911,895)	(5,061,441)
Balance, shares at Dec. 31, 2020	281		281	19,472,241
Net loss									(8,364,454)
Ending balance, value at Sep. 30, 2021	$ 2	$ 1		$ 3,496	(1,307,593)	27,243,381		(25,837,433)	101,854
Balance, shares at Sep. 30, 2021	1,509	8,500		34,958,306
Beginning balance, value at Mar. 31, 2021	$ 2	$ 1		$ 2,774	(4,175,110)	25,853,559		(20,860,454)	820,772
Balance, shares at Mar. 31, 2021	2,500	8,500		27,732,928
Stock-based compensation for services					33,333	7,841			41,174
Series A, preferred stock contractual dividends						(7,180)			(7,180)
Stock-based compensation to employees and directors					2,439,249				2,439,249
Compensation expense due to warrant modification						155,639		(155,639)
Net loss								(2,904,203)	(2,904,203)
Ending balance, value at Jun. 30, 2021	$ 2	$ 1		$ 2,774	(1,702,528)	26,009,859		(23,920,296)	389,812
Balance, shares at Jun. 30, 2021	2,500	8,500		27,732,928
Conversion of bridge notes and accrued interest to common stock, shares				6,525,378
Series A, preferred stock contractual dividends						(7,259)			(7,259)
Stock-based compensation to employees and directors					394,935	32,192			427,127
Conversion of Series B preferred stock to common stock				$ 652		(652)
Balance, shares	(991)			6,525,378
Incremental value from warrant modifications						694,575		(694,575)
Compensation expense due to warrant modification						101,366			101,366
Issuance of stock for services				$ 70		244,930			245,000
Balance, shares				700,000
Cumulative contractual dividends of Series B preferred stock						115,309		(115,309)
Cumulative contractual dividends of Series B preferred stock converted to common stock						53,061		(53,061)
Net loss								(1,054,192)	(1,054,192)
Ending balance, value at Sep. 30, 2021	$ 2	$ 1		$ 3,496	$ (1,307,593)	$ 27,243,381		$ (25,837,433)	$ 101,854
Balance, shares at Sep. 30, 2021	1,509	8,500		34,958,306